Property Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Carrying amount		$ 32,100
Impairment carrying value		6,000
Impairment mineral interests	$ 800	200
Impairment plant and equipment	600
Recoverable amount		$ 26,100
Increase and decrease in market capitalization, percentage		1.00%
Right-of-use assets [member]
Statement [Line Items]
Carrying amount	1,200	$ 1,500
Non-producing properties [Member]
Statement [Line Items]
Carrying amount	12,500
Mineral interests [member]
Statement [Line Items]
Carrying amount	16,000	16,300
Plant and equipment [member]
Statement [Line Items]
Carrying amount	$ 7,000	9,600
Maximum [member]
Statement [Line Items]
Recoverable amount		200
Net assets determined after-tax discounted cash flows increase		31
Minimum [member]
Statement [Line Items]
Recoverable amount		200
Net assets determined after-tax discounted cash flows increase		$ 23